Fair Value, Company's Level 3 Assets (Servicing Related Assets) Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019
Servicing Related Assets [Abstract]
Beginning balance	[1]	$ 291,111
Changes in Fair Value due to [Abstract]
Ending balance	[1]	222,642	$ 291,111
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Servicing Related Assets [Abstract]
Beginning balance		291,111
Changes in Fair Value due to [Abstract]
Ending balance		222,642	291,111
MSRs [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Servicing Related Assets [Abstract]
Beginning balance	[2]	291,111	294,907
Purchases, sales and principal paydowns [Abstract]
Purchases	[2]	25,619	104,969
Other changes	[2],[3]	(235)	(1,993)
Purchases, sales and principal paydowns	[2]	25,384	102,976
Changes in Fair Value due to [Abstract]
Changes in valuation inputs or assumptions used in valuation model	[2]	(72,476)	(43,737)
Other changes in fair value	[2],[4]	(21,377)	(63,035)
Unrealized loss included in Net Income	[2]	(93,853)	(106,772)
Ending balance	[2]	$ 222,642	$ 291,111

[1]	Carrying value approximates the fair value of the pools (see Note 9).
[2]	Includes any recaptured loans obtained via the recapture agreements in place.
[3]	Represents purchase price adjustments, principally contractual prepayment protection, and changes due to the Company’s repurchase of the underlying collateral.
[4]	Represents changes due to realization of expected cash flows and estimated MSR runoff.